EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS / (LOSS) PER SHARE
EARNINGS / (LOSS) PER SHARE
21.	EARNINGS / (LOSS) PER SHARE
The calculation of basic earnings / (loss) per share is based on the profit or loss attributable to ordinary equity shareholders of the Group and the weighted average number of ordinary shares in issue for the year ended December 31, 2021 and 2022.
Diluted earnings / (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods.
As the Group incurred losses for the year ended December 31, 2022, the potential ordinary shares related to the outstanding share awards exercisable into approximately 1.2 billion ordinary shares and convertible debt convertible into approximately 475 million ordinary shares were not included in the calculation of dilutive loss per share, as their inclusion would be anti-dilutive.
The following reflects the income and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2020	2021	2022
Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Basic earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)

Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt	—	1,223	—
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	(55,826)	83,866	(60,366)

Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Adjusted for:
- Assumed conversion of convertible debt	—	210,681	—
- Assumed exercise of share awards	—	104,370	—
Weighted average number of shares outstanding for diluted EPS (thousand shares)	12,662,126	12,977,177	12,662,126
Diluted earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)

(1)
Each share of Class A ordinary shares, Series A preferred shares, Series B preferred shares and Series B+ preferred shares is granted 1 vote and each share of Class B ordinary shares is granted 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of these preferred shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.